Loans and advances to customers - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Advances To Customers Line Items
Financial assets	€ 176,554	€ 184,596	€ 191,124
Loans and advances to customers	916,199	942,218	882,921
Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	916,911	942,249	881,661
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 886,118	909,741	847,443
Rest of the world | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	4.30%
Rest of the world | Public sector | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	0.90%
Rest of the world | Public sector | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	15.00%
Rest of the world | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	69.50%
Rest of the world | Public sector | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	10.30%
Gross carrying amount | Fixed rate
Loans And Advances To Customers Line Items
Financial assets	€ 550,883	546,619	497,365
Gross carrying amount | Floating rate
Loans And Advances To Customers Line Items
Financial assets	388,911	417,841	408,863
Gross carrying amount | Spain
Loans And Advances To Customers Line Items
Financial assets	215,330	204,810	215,764
Gross carrying amount | Spain | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Loans and advances to customers	12,104	9,993	13,615
Gross carrying amount | European Union (excluding Spain)
Loans And Advances To Customers Line Items
Financial assets	192,988	460,338	411,550
Gross carrying amount | United States and Puerto Rico
Loans And Advances To Customers Line Items
Financial assets	93,405	100,152	89,325
Gross carrying amount | Other OECD countries
Loans And Advances To Customers Line Items
Financial assets	338,362	86,327	82,607
Gross carrying amount | South America Non-OECD
Loans And Advances To Customers Line Items
Financial assets	79,629	92,145	87,406
Gross carrying amount | Rest of the world
Loans And Advances To Customers Line Items
Financial assets	20,080	20,688	19,576
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Line Items
Loans and advances to customers	10,779	12,218	10,952
Gross carrying amount | Customers
Loans And Advances To Customers Line Items
Financial assets	939,794	964,460	906,228
Gross carrying amount | Commercial credit
Loans And Advances To Customers Line Items
Financial assets	37,459	37,753	33,301
Gross carrying amount | Secured loans
Loans And Advances To Customers Line Items
Financial assets	503,014	513,929	478,068
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers Line Items
Financial assets	35,702	45,703	32,310
Gross carrying amount | Other term loans
Loans And Advances To Customers Line Items
Financial assets	269,143	267,154	265,696
Gross carrying amount | Finance leases
Loans And Advances To Customers Line Items
Financial assets	36,251	35,788	30,758
Gross carrying amount | Receivable on demand
Loans And Advances To Customers Line Items
Financial assets	7,903	7,714	8,794
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers Line Items
Financial assets	19,507	23,876	23,083
Gross carrying amount | Impaired assets
Loans And Advances To Customers Line Items
Financial assets	€ 30,815	€ 32,543	€ 34,218